Segment and Geographic Information - Schedule of Financial Information of Operating Segment (Details) - Operating Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Research & Development	$ 2,839,060	$ 3,216,933
General & Administrative	3,974,786	1,125,712
Loss from Operations	(6,813,846)	(4,342,645)
OTHER INCOME/EXPENSE
Interest Income		2
Non-Operating Income	33,997
Non-Operating Expenses	(51,250)
Interest Expense	(2,051,839)	(3,448,939)
TOTAL OTHER INCOME/EXPENSE	(2,069,092)	(3,448,937)
NET LOSS	$ (8,882,938)	$ (7,791,582)